Loans and Allowance for Credit Losses - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended
	Jan. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 3,028	$ 2,998
Base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
ScenarioWeight	100.00%
Adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
ScenarioWeight	100.00%
Allowance for credit losses related to loans [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	$ 2,638	2,617
Allowance for credit losses related to other credit instruments [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	390	381
Related to performing loans, assuming 100% base case scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,490	2,441
Modelled allowance account for credit losses of financial assets based on assumptions	1,950	1,900
Related to performing loans, assuming 100% adverse scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,490	2,441
Modelled allowance account for credit losses of financial assets based on assumptions	3,250	3,250
Performing loans, stage one scenario [member]
Disclosure of detailed information about financial instruments [line items]
Allowances for credit losses	2,490	2,441
Modelled allowance account for credit losses of financial assets based on assumptions	$ 1,900	$ 1,850
Expected credit loss period	12 months